COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

27.COMMITMENTS AND CONTINGENCIES

As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2024, the total amount of these guarantees was $1,035.6 million.

Certain of the Company’s properties are subject to royalty arrangements. Set out below are the Company’s most significant royalty arrangements related to operating mines:

●	The Company has a royalty agreement with the Finnish government relating to Kittila. Starting 12 months after Kittila’s operations commenced, the Company has been required to pay 2.0% net smelter return royalty, defined as revenue less processing costs.
●	The Company is committed to pay a royalty on production or metal sales from certain Canadian Malartic properties in Quebec, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 1.5% to 5.0%.
●	The Company is committed to pay a 5.0% net profits interest royalty on production from the Terrex property at LaRonde in Quebec, Canada.
●	The Company is committed to pay a 2.0% net smelter return royalty on the metal sales from the LaRonde Zone 5 mine in Quebec, Canada.
●	The Company is committed to pay a 1.2% net smelter return royalty on sales from Meliadine in Nunavut, Canada.
●	The Company is committed to two royalty arrangements on production from the Amaruq mine in Nunavut, Canada; a 1.4% net smelter return royalty and a 12.0% net profits interest royalty.
●	The Company is committed to three royalty arrangements on production from Hope Bay in Nunavut, Canada; two 1.0% net smelter return royalties and a 12.0% net profit interest royalty.
●	The Company is committed to pay a royalty on production from certain properties in Mexico. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 2.5% to 3.5% at Pinos Altos.
●	The Company is committed to various royalties on production from Macassa in Ontario, Canada. The type of royalty agreements include, but are not limited to, net smelter return royalties, with percentages ranging from 0.5% to 1.5%.
●	The Company is committed to various royalty arrangements at Detour Lake in Ontario, Canada, including a 0.5% and 2.0% net smelter return royalty on the gold sales and royalties based on gold price and annual revenues payable to relevant First Nations communities.
●	The Company is committed to two royalty agreements on gold sales from Fosterville in Victoria, Australia, comprising of a 2.0% net smelter return royalty and a 2.75% net smelter return royalty payable to the Victorian government.

The Company also has certain payments associated with First Nation collaboration agreements at LaRonde, Canadian Malartic, Detour Lake, Macassa, Upper Beaver and Fosterville.

27.COMMITMENTS AND CONTINGENCIES (Continued)

The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

The Company had the following contractual commitments as at December 31, 2024, of which $172.2 million related to capital expenditures:

Contractual
Commitments
2025	$412,378
2026	34,126
2027	15,370
2028	5,137
2029	4,836
Thereafter	7,116
Total	$478,963

In addition to the above, the Company has $290.0 million of committed subscription proceeds related to the San Nicolás project (Note 5).